RISK MANAGEMENT AND FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2019
RISK MANAGEMENT AND FINANCIAL INSTRUMENTS [Abstract]
Summary of financial instruments that Brookfield Renewable
Impact of a 1% change in interest rates, on outstanding interest rate swaps and variable rate debt, for the year ended December 31:

	Effect on net income(1)			Effect on OCI(1)
(MILLIONS)	2019	2018	2017	2019	2018	2017
1% increase	$34	$(10)	$17	$17	$42	$54
1% decrease	(34)	11	(17)	(17)	(42)	(54)

(1)	Amounts represent the potential annual net pretax impact.
Impact of a 5% change in U.S. dollar exchange rates, on outstanding foreign exchange swaps, for the year ended December 31:

	Effect on net income(1)			Effect on OCI(1)
(MILLIONS)	2019	2018	2017	2019	2018	2017
5% increase	$20	$30	$4	$32	$44	$79
5% decrease	(24)	(30)	(4)	(32)	(44)	(79)

(1)	Amounts represent the potential annual net pretax impact.
The maximum credit exposure at December 31 was as follows:

(MILLIONS)	2019	2018
Trade receivables and other short-term receivables	$548	$448
Due from related parties	60	65
Contract asset	473	447
	$1,081	$960
Impact of a 5% change in the market price of electricity, on outstanding energy derivative contracts, for the year ended December 31:

	Effect on net income(1)			Effect on OCI(1)
(MILLIONS)	2019	2018	2017	2019	2018	2017
5% increase	$(7)	$(3)	$(3)	$(7)	$(10)	$(4)
5% decrease	7	3	3	7	10	4

(1)	Amounts represent the potential annual net pretax impact.

Summary to classifies the cash obligations related to Brookfield Renewables liabilities into relevant maturity groupings based on the remaining period from the statement of financial position dates to the contractual maturity date
The table below classifies the cash obligations related to Brookfield Renewable’s liabilities into relevant maturity groupings based on the remaining period from the statement of financial position dates to the contractual maturity date. As the amounts are the contractual undiscounted cash flows (gross of unamortized financing fees and accumulated amortization, where applicable), they may not agree with the amounts disclosed in the consolidated statements of financial position.

AS AT DECEMBER 31, 2019 (MILLIONS)	< 1 year	2-5 years	> 5 years	Total
Accounts payable and accrued liabilities	$590	$—	$—	$590
Financial instrument liabilities(1)	139	30	9	178
Due to related parties	127	—	—	127
Other long-term liabilities – concession payments	1	4	9	14
Lease liabilities	24	68	100	192
Corporate borrowings(1)	—	607	1,500	2,107
Non-recourse borrowings(1)	685	2,681	5,598	8,964
Interest payable on borrowings(2)	597	1,990	2,087	4,674
Total	$2,163	$5,380	$9,303	$16,846

AS AT DECEMBER 31, 2018 (MILLIONS)	< 1 year	2-5 years	> 5 years	Total
Accounts payable and accrued liabilities	$533	$—	$—	$533
Financial instrument liabilities(1)	27	57	54	138
Due to related parties	101	—	—	101
Other long-term liabilities – concession payments	1	4	10	15
Corporate borrowings(1)	6	1,344	990	2,340
Non-recourse borrowings(1)	489	2,806	5,164	8,459
Interest payable on borrowings(2)	577	1,906	1,684	4,167
Total	$1,734	$6,117	$7,902	$15,753

(1)	Includes both the current and long-term amounts.

(2)
Represents aggregate interest payable expected to be paid over the entire term of the obligations, if held to maturity. Variable rate interest payments have been calculations based on estimated interest rates.

Summary of Brookfield Renewables assets and liabilities measured and disclosed at fair value classified by the fair value hierarchy
The following table presents Brookfield Renewable’s assets and liabilities measured and disclosed at fair value classified by the fair value hierarchy as at December 31:

(MILLIONS)	Level 1	Level 2	Level 3	2019	2018
Assets measured at fair value:
Cash and cash equivalents	$115	$—	$—	$115	$173
Restricted cash(1)	173	—	—	173	181
Financial instrument assets(2)
Energy derivative contracts	—	53	23	76	3
Interest rate swaps	—	—	—	—	9
Foreign exchange swaps	—	4	—	4	55
Investments in equity securities	25	87	48	160	117
Property, plant and equipment	—	—	30,714	30,714	29,025
Liabilities measured at fair value:
Financial instrument liabilities(2)
Energy derivative contracts	—	(8)	—	(8)	(22)
Interest rate swaps	—	(131)	—	(131)	(116)
Foreign exchange swaps	—	(39)	—	(39)	—
Contingent consideration(3)	—	—	(11)	(11)	(3)
Assets for which fair value is disclosed:
Equity-accounted investments(4)	1,010	—	—	1,010	703
Liabilities for which fair value is disclosed:
Corporate borrowings	(1,905)	(299)	—	(2,204)	(2,367)
Non-recourse borrowings	(416)	(9,157)	—	(9,573)	(8,696)
Total	$(998)	$(9,490)	$30,774	$20,286	$19,062

(1)	Includes both the current amount and long-term amount included in Other long-term assets.

(2)	Includes both current and long-term amounts.

(3)	Amount relates to business combinations with obligations lapsing between 2020 and 2024.

(4)	The fair value corresponds to Brookfield Renewable’s investment in publicly-quoted common shares of TerraForm Power, Inc.

Summary of Brookfield Renewables net financial instrument positions
The aggregate amount of Brookfield Renewable’s net financial instrument positions as at December 31 are as follows:

		2019		2018
(MILLIONS)	Assets	Liabilities	Net Assets (Liabilities)	Net Assets (Liabilities)
Energy derivative contracts	$76	$8	$68	$(19)
Interest rate swaps	—	131	(131)	(107)
Foreign exchange swaps	4	39	(35)	55
Investments in equity securities	160	—	160	117
Total	240	178	62	46
Less: current portion	75	139	(64)	33
Long-term portion	$165	$39	$126	$13

Summary of Brookfield Renewables total net financial instrument asset
The following table presents the change in Brookfield Renewable’s total net financial instrument asset position as at and for the year ended December 31:

(MILLIONS)	Note	2019	2018	2017
Balance, beginning of year		$46	$(85)	$(28)
Increases (decreases) in the net financial instrument liability position:
Unrealized (loss) gain through OCI on investments in equity securities	(a)	35	(16)	(20)
Unrealized (loss) through income on energy derivative contracts	(b)	15	(3)	(5)
Unrealized (loss) through OCI on energy derivative contracts	(b)	38	—	(17)
Unrealized gain (loss) through income on interest rate swaps	(c)	(22)	17	1
Unrealized gain (loss) through OCI on interest rate swaps	(c)	(2)	14	18
Unrealized gain (loss) through income on foreign exchange swaps	(d)	(23)	76	(29)
Unrealized gain (loss) through OCI on foreign exchange swaps	(d)	—	87	(94)
Acquisitions, settlements and other		(25)	(44)	89
Balance, end of year		$62	$46	$(85)

Financial instrument assets designated at fair value through OCI
Investments in equity securities	(a)	$160	$117	$159

Derivative assets not designated as hedging instruments:
Energy derivative contracts	(b)	$53	$3	$—
Interest rate swaps	(c)	—	—	1
Foreign exchange swaps	(d)	4	32	19
Net positions		$57	$35	$20

Derivative assets designated as hedging instruments:
Energy derivative contracts	(b)	$23	$—	$—
Interest rate swaps	(c)	—	9	5
Foreign exchange swaps	(d)	—	23	1
Net positions		$23	$32	$6

Derivative liabilities not designated as hedging instruments:
Energy derivative contracts	(b)	$(8)	$(7)	$(5)
Interest rate swaps	(c)	(123)	(82)	(107)
Foreign exchange swaps	(d)	(17)	—	(33)
Net positions		$(148)	$(89)	$(145)

Derivative liabilities designated as hedging instruments:
Energy derivative contracts	(b)	$—	$(15)	$(14)
Interest rate swaps	(c)	(8)	(34)	(48)
Foreign exchange swaps	(d)	(22)	—	(63)
Net positions		$(30)	$(49)	$(125)

Total financial instruments, net		$62	$46	$(85)

Summary of derivative contracts designated as hedging instruments
The following table summarizes the interest rate hedges designated as hedging instruments:

Interest rate hedges	December 31, 2019	December 31, 2018
Carrying amount (asset/(liability))	(8)	(25)
Notional amount - $	124	178
Notional amount - C$(1)	227	151
Notional amount - €(1)	—	377
Notional amount - £(1)	—	99
Notional amount - COP(1)	227	256
Maturity dates	2021 - 2034	2019 - 2036
Hedge ratio	1:1	1:1
Change in discounted spot value of outstanding hedging instruments	(8)	8
Change in value of hedged item used to determine hedge effectiveness	10	(2)

(1)	Notional amounts of foreign currency denominated interest rate hedges are presented at the U.S. dollar equivalent value based on the December 31, 2019 foreign currency spot rate
The following table summarizes the foreign exchange swaps designated as hedging instruments:

Foreign exchange swaps	December 31, 2019	December 31, 2018
Carrying amount (asset/(liability))	(22)	23
Notional amount for hedges of the Canadian dollar(1)	—	419
Notional amount for hedges of the Euro(1)	146	221
Notional amount for hedges of the British pounds sterling(1)	170	247
Notional amount for hedges of the Chinese yuan(1)	195	—
Notional amount for hedges of other currencies(1)	101	—
Maturity date	2020 - 2021	2019
Hedge ratio	1:1	1:1
Weighted average hedged rate for the year:
C$/$ foreign exchange forward contracts	—	1.34
€/$ foreign exchange forward contracts	0.90	0.82
£/$ foreign exchange forward contracts	0.82	0.76
CNY/$ foreign exchange forward contracts	7.22	—

(1)	Notional amounts expressed in millions of U.S. dollars
The following table summarizes the energy derivative contracts designated as hedging instruments:

Energy derivative contracts	December 31, 2019	December 31, 2018
Carrying amount (asset/(liability))	23	(15)
Notional amount - millions of U.S. dollars	175	188
Notional amount - GWh	4,650	5,024
Weighted average hedged rate for the year ($/MWh)	38	37
Maturity dates	2020 - 2022	2019 - 2020
Hedge ratio	1:1	1:1
Change in discounted spot value of outstanding hedging instruments	29	(8)
Change in value of hedged item used to determine hedge effectiveness	(29)	9
The following table presents a reconciliation of the LP unitholder equity reserves impacted by financial instruments:

(MILLIONS)	Cash flow hedges	Investments in equity securities	Foreign currency translation
Balance, as at December 31, 2017	$(29)	$15	$(378)
Effective portion of changes in fair value arising from:
Energy derivative contracts	(1)	—	—
Interest rate swaps	1	—	—
Foreign exchange swaps	—	—	42
Amount reclassified to profit or loss	7	—	—
Foreign currency revaluation of designated borrowings	—	—	87
Foreign currency revaluation of net foreign operations	—	—	(324)
Valuation of investments in equity securities designated FVOCI	—	(8)	—
Tax effect	(2)	—	(10)
Other	(10)	(3)	(69)
Balance, as at December 31, 2018	$(34)	$4	$(652)
Effective portion of changes in fair value arising from:
Interest rate swaps	(1)	—	—
Amount reclassified to profit or loss	2	—	—
Foreign currency revaluation of designated borrowings	—	—	(49)
Foreign currency revaluation of net foreign operations	—	—	14
Valuation of investments in equity securities designated FVOCI	—	19	—
Other	1	(11)	(13)
Balance, as at December 31, 2019	$(32)	$12	$(700)